Summary of Significant Accounting Policies - Summary of Consolidated Statements of Income (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Operating revenue	$ 310,046	$ 298,595	$ 294,112
Expenses
Broker commissions	5,142	5,368	5,812
Voyage expenses	61,634	55,542	42,201
Other	201,790
Total operating expenses	268,566	251,413	216,155
Operating income	41,480	47,182	77,957
Other expense	(46,886)
Income/(loss) before income taxes	(5,406)	5,707	45,815
Income taxes	(333)	(397)	(1,177)
Net loss	$ (5,739)	$ 5,310	$ 44,638
Loss per share:
Basic:	$ (0.10)	$ 0.10	$ 0.81
Diluted:	$ (0.10)	$ 0.10	$ 0.80
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenues
Operating revenue	$ (1,243)
Expenses
Broker commissions	60
Voyage expenses	(240)
Total operating expenses	(180)
Operating income	(1,063)
Income/(loss) before income taxes	(1,063)
Net loss	$ (1,063)
Loss per share:
Basic:	$ (0.02)
Diluted:	$ (0.02)
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenues
Operating revenue	$ 308,803
Expenses
Broker commissions	5,202
Voyage expenses	61,394
Other	201,790
Total operating expenses	268,386
Operating income	40,417
Other expense	(46,886)
Income/(loss) before income taxes	(6,469)
Income taxes	(333)
Net loss	$ (6,802)
Loss per share:
Basic:	$ (0.12)
Diluted:	$ (0.12)